NYSE Regulation

NYSE Regulation, Inc. | 20 Broad Street
New York, New York 10005
nyseregulation.com

[redacted]

09012648

CEGTPAC
001-06523

December 1, 2009

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: Bank of America Corporation
CIK: 0000070858
File Number: 001-06523
Filing: 8-A12B filed 11/25/2009

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on November 25, 2009) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

Market-Linked Step Up Notes
Linked to the S&P 500® Index, due November 28, 2011

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Analyst, Corporate Compliance